INVESTMENTS IN UNCONSOLIDATED AFFILIATES - Sales And Purchases From Other Unconsolidated Affiliates (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Schedule of Equity Method Investments [Line Items]
Revenues, net	$ 2,124,091	$ 2,141,174	$ 4,245,465	$ 4,130,341
Other Unconsolidated Affiliates
Schedule of Equity Method Investments [Line Items]
Purchases	41,277	41,087	75,899	75,225
Other Unconsolidated Affiliates | Related Party
Schedule of Equity Method Investments [Line Items]
Revenues, net	$ 25,440	$ 23,417	$ 56,651	$ 54,008